Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassifications out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net realized investment losses	$ (18)	$ (538)	$ (627)
Income tax benefit	0	61	8
Reclassification of net realized losses included in net income	$ (18)	$ (477)	$ (619)